Unit-based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs	$ 96	$ 102
Compensation expense remaining to be recognized	$ 274
Compensation expense remaining to be recognized, period	1 year 8 months 12 days
Subsidiary Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs	$ 593	$ 236	$ 705	$ 371
Compensation expense remaining to be recognized	$ 1,788		$ 1,909
Compensation expense remaining to be recognized, period	2 years		2 years 3 months 18 days
Units granted (in shares)	110,000	238,000
Units granted, grant date fair value (in usd per share)	$ 4.41	$ 3.51